Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.503080%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	2.31513%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,258,900.75

Principal:
Principal Collections	$18,469,821.27
Prepayments in Full	$9,736,508.79
Liquidation Proceeds	$296,556.11
Recoveries	$76,538.31
Sub Total	$28,579,424.48
Collections	$30,838,325.23

Purchase Amounts:
Purchase Amounts Related to Principal	$93,674.47
Purchase Amounts Related to Interest	$659.82
Sub Total	$94,334.29

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,932,659.52

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	11
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,932,659.52
Servicing Fee	$692,458.85	$692,458.85	$0.00	$0.00	$30,240,200.67
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,240,200.67
Interest - Class A-2a Notes	$460,618.70	$460,618.70	$0.00	$0.00	$29,779,581.97
Interest - Class A-2b Notes	$139,740.17	$139,740.17	$0.00	$0.00	$29,639,841.80
Interest - Class A-3 Notes	$855,900.00	$855,900.00	$0.00	$0.00	$28,783,941.80
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$28,493,881.47
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,493,881.47
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$28,400,983.64
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,400,983.64
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$28,336,430.31
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,336,430.31
Regular Principal Payment	$29,813,944.71	$28,336,430.31	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$30,932,659.52

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,336,430.31
Total					$28,336,430.31
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$20,780,048.89	$75.56	$460,618.70	$1.67	$21,240,667.59	$77.23
Class A-2b Notes	$7,556,381.42	$75.56	$139,740.17	$1.40	$7,696,121.59	$76.96
Class A-3 Notes	$0.00	$0.00	$855,900.00	$2.70	$855,900.00	$2.70
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$28,336,430.31	$26.92	$1,903,770.36	$1.81	$30,240,200.67	$28.73

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$186,737,308.83	0.6790448	$165,957,259.94	0.6034809
Class A-2b Notes	$67,904,475.94	0.6790448	$60,348,094.52	0.6034809
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$727,251,784.77	0.6909034	$698,915,354.46	0.6639832

Pool Information
Weighted Average APR	3.236%	3.225%
Weighted Average Remaining Term	49.75	48.90
Number of Receivables Outstanding	33,925	33,278
Pool Balance	$830,950,618.82	$801,940,612.70
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$754,007,225.07	$727,888,101.56
Pool Factor	0.7154124	0.6904360

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$74,052,511.14
Targeted Overcollateralization Amount	$104,502,772.64
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$103,025,258.24

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		64	$413,445.48
(Recoveries)		22	$76,538.31
Net Loss for Current Collection Period			$336,907.17
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4865%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2377%
Second Prior Collection Period			0.3476%
Prior Collection Period			0.5987%
Current Collection Period			0.4952%
Four Month Average (Current and Prior Three Collection Periods)			0.4198%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		712	$2,936,799.60
(Cumulative Recoveries)			$215,577.59
Cumulative Net Loss for All Collection Periods			$2,721,222.01
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2343%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,124.72
Average Net Loss for Receivables that have experienced a Realized Loss			$3,821.94

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.72%	210	$5,809,645.15
61-90 Days Delinquent	0.09%	24	$718,607.01
91-120 Days Delinquent	0.01%	4	$92,774.94
Over 120 Days Delinquent	0.01%	3	$90,859.01
Total Delinquent Receivables	0.84%	241	$6,711,886.11

Repossession Inventory:
Repossessed in the Current Collection Period		22	$568,260.88
Total Repossessed Inventory		31	$829,669.40

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1014%
Prior Collection Period			0.0825%
Current Collection Period			0.0932%
Three Month Average			0.0924%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1125%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	11

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer